Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.06%
Communication services: 1.88%
Interactive media & services: 1.02%
Bumble Incorporated Class A †	53,603	$ 1,814,998
Media: 0.86%
Magnite Incorporated †	86,569	1,514,958
Consumer discretionary: 12.51%
Diversified consumer services: 1.36%
Mister Car Wash Incorporated †«	132,526	2,413,298
Hotels, restaurants & leisure: 3.78%
Papa John's International Incorporated	23,410	3,124,533
Wingstop Incorporated	20,568	3,554,150
		6,678,683
Internet & direct marketing retail: 4.85%
Etsy Incorporated †	12,765	2,794,769
Global-E Online Limited †«	46,585	2,953,023
Redbubble Limited †«	543,742	1,293,610
Xometry Incorporated Class A †	30,138	1,544,573
		8,585,975
Leisure products: 2.52%
Callaway Golf Company †	85,893	2,356,904
Games Workshop Group plc	15,520	2,094,407
		4,451,311
Energy: 0.62%
Energy equipment & services: 0.62%
Aspen Aerogels Incorporated †	21,783	1,084,576
Financials: 3.66%
Banks: 1.31%
Silvergate Capital Corporation Class A †	15,661	2,320,960
Capital markets: 1.01%
Open Lending Corporation Class A †	79,480	1,786,710
Insurance: 1.34%
Goosehead Insurance Incorporated Class A	18,205	2,368,106
Health care: 30.24%
Biotechnology: 7.95%
Ascendis Pharma AS ADR †	8,407	1,130,994
CareDx Incorporated †	43,311	1,969,784
Chimerix Incorporated †	159,465	1,025,360
CRISPR Therapeutics AG †	7,761	588,129
Fate Therapeutics Incorporated †	9,937	581,414
Mirati Therapeutics Incorporated †	6,005	880,873
Natera Incorporated †	29,816	2,784,516
ORIC Pharmaceuticals Incorporated †	30,548	449,056
Turning Point Therapeutics Incorporated †	13,441	641,136
See accompanying notes to portfolio of investments

Allspring Fundamental Small Cap Growth Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Biotechnology (continued)
Twist Bioscience Corporation †	16,131	$ 1,248,378
Veracyte Incorporated †	35,348	1,456,338
Zentalis Pharmaceuticals Incorporated †	15,660	1,316,380
		14,072,358
Health care equipment & supplies: 10.53%
Axonics Modulation Technologies Incorporated †	29,084	1,628,704
Cryoport Incorporated †	35,610	2,107,044
Establishment Labs Holdings Incorporated †	15,223	1,028,923
Heska Corporation †	12,176	2,221,998
Inari Medical Incorporated †	34,338	3,134,029
iRhythm Technologies Incorporated †	21,597	2,541,751
Pulmonx Corporation †	45,473	1,458,319
Shockwave Medical Incorporated †	19,995	3,565,708
Treace Medical Concepts Incorporated †	50,914	949,037
		18,635,513
Health care providers & services: 3.91%
Amedisys Incorporated †	12,553	2,032,080
HealthEquity Incorporated †	48,422	2,142,189
Option Care Health Incorporated †	96,539	2,745,569
		6,919,838
Health care technology: 4.03%
Inspire Medical Systems Incorporated †	14,319	3,294,229
OptimizeRx Corporation †	24,105	1,497,162
Phreesia Incorporated †	55,949	2,330,835
		7,122,226
Life sciences tools & services: 3.09%
Inotiv Incorporated †«	49,977	2,102,532
MaxCyte Incorporated †«	111,791	1,139,150
Stevanato Group SpA †	99,388	2,231,261
		5,472,943
Pharmaceuticals: 0.73%
Arvinas Incorporated †	15,660	1,286,312
Industrials: 13.83%
Building products: 3.08%
Advanced Drainage Systems Incorporated	23,668	3,221,925
Trex Company Incorporated †	16,556	2,235,557
		5,457,482
Commercial services & supplies: 3.92%
Casella Waste Systems Incorporated Class A †	45,998	3,929,149
Tetra Tech Incorporated	17,687	3,003,253
		6,932,402
Electrical equipment: 1.29%
Allied Motion Technologies	62,689	2,287,522
Road & rail: 2.52%
Saia Incorporated †	13,212	4,452,840
See accompanying notes to portfolio of investments

2  |  Allspring Fundamental Small Cap Growth Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Trading companies & distributors: 3.02%
SiteOne Landscape Supply Incorporated †	22,044	$ 5,340,817
Information technology: 32.00%
Electronic equipment, instruments & components: 4.99%
Littelfuse Incorporated	8,148	2,564,013
Nayax Limited †	428,078	1,541,212
Nlight Incorporated †	72,162	1,728,280
Novanta Incorporated †	16,980	2,994,083
		8,827,588
IT services: 11.79%
Globant SA †	11,799	3,705,948
Keywords Studios plc	68,983	2,747,002
MongoDB Incorporated †	5,430	2,874,371
Paymentus Holdings Incorporated A †«	66,775	2,335,790
Repay Holdings Corporation †	101,484	1,854,113
Shift4 Payments Incorporated Class A †	40,835	2,365,572
StoneCo Limited Class A †	63,967	1,078,484
WNS Holdings Limited ADR †	44,230	3,901,971
		20,863,251
Semiconductors & semiconductor equipment: 1.00%
Impinj Incorporated †	19,876	1,763,001
Software: 14.22%
Amplitude Incorporated Class A †	23,592	1,248,960
Avalara Incorporated †	15,638	2,019,022
Bill.com Holdings Incorporated †	14,084	3,509,029
CS Disco Incorporated †	36,285	1,297,189
Five9 Incorporated †	32,430	4,453,288
Jamf Holding Corporation †	75,153	2,856,566
Lightspeed Commerce Incorporated †	31,627	1,278,680
Olo Incorporated Class A †	113,165	2,354,964
Sprout Social Incorporated Class A †	32,619	2,958,217
Workiva Incorporated †	24,470	3,193,090
		25,169,005
Materials: 1.45%
Containers & packaging: 1.45%
Ranpak Holdings Corporation †	68,135	2,560,513
Real estate: 1.87%
Equity REITs: 1.87%
Rexford Industrial Realty Incorporated	40,838	3,312,370
Total Common stocks (Cost $128,535,798)		173,495,556

See accompanying notes to portfolio of investments

Allspring Fundamental Small Cap Growth Fund  |  3

Portfolio of investments—December 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 5.79%
Investment companies: 5.79%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	1,483,546	$ 1,483,546
Securities Lending Cash Investments LLC ♠∩∞		0.07	8,769,073	8,769,073
Total Short-term investments (Cost $10,252,619)				10,252,619
Total investments in securities (Cost $138,788,417)	103.85%			183,748,175
Other assets and liabilities, net	(3.85)			(6,811,504)
Total net assets	100.00%			$176,936,671

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$672,531	$59,232,908	$(58,421,893)	$0	$0	$1,483,546	1,483,546	$819
Securities Lending Cash Investments LLC	5,017,845	47,556,241	(43,805,013)	0	0	8,769,073	8,769,073	1,145#
				$0	$0	$10,252,619		$1,964

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Fundamental Small Cap Growth Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the

Allspring Fundamental Small Cap Growth Fund  |  5

Notes to portfolio of investments—December 31, 2021 (unaudited)

fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,329,956	$0	$0	$3,329,956
Consumer discretionary	22,129,267	0	0	22,129,267
Energy	1,084,576	0	0	1,084,576
Financials	6,475,776	0	0	6,475,776
Health care	53,509,190	0	0	53,509,190
Industrials	24,471,063	0	0	24,471,063
Information technology	55,081,633	1,541,212	0	56,622,845
Materials	2,560,513	0	0	2,560,513
Real estate	3,312,370	0	0	3,312,370
Short-term investments
Investment companies	10,252,619	0	0	10,252,619
Total assets	$182,206,963	$1,541,212	$0	$183,748,175
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Fundamental Small Cap Growth Fund